Earnings/(Loss) Per Common Share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings/(Loss) Per Common Share [Abstract]
Basic and Diluted Earnings/(Loss) Per Common Share
Diluted earnings/(loss) per common share, if applicable, reflects the potential dilution that could occur if potentially dilutive instruments were exercised, resulting in the issuance of additional shares that would then share in the Company’s net income. For the purpose of calculating diluted earnings/(loss) per common share, the weighted average number of diluted shares outstanding includes (i) the conversion of outstanding Series A Preferred Shares (Note 10) calculated with the “if converted” method by using the average closing market price over the reporting periods and (ii) the incremental shares assumed to be issued, determined under the two-class method weighted for the periods the non-vested shares were outstanding, if the two-class method was more dilutive than the treasury stock method. If there is a loss from continuing operations, diluted earnings per common share (EPS) would be computed in the same manner as basic EPS is computed, even if the entity has net income after adjusting for discontinued operations. Thus, the inclusion of the potential common shares from the conversion of outstanding Series A Preferred Shares and the incremental shares assumed to be issued, determined under the two-class or treasury stock method weighted for the periods the non-vested shares were outstanding, in diluted EPS from continuing operations would have an anti-dilutive effect. Therefore, basic EPS and diluted EPS are the same for continuing operations, discontinued operations and net income. The components of the calculation of basic and diluted earnings/(loss) per common share in each of the periods comprising the accompanying consolidated statements of comprehensive income are as follows:
	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2023	2024	2025
Net income and comprehensive income from continuing operations, net of taxes	$11,180,943	$5,511,535	$5,613,058
Net income and comprehensive income from discontinued operations, net of taxes	129,456,050	19,695,969	321,387
Net income and comprehensive income	$140,636,993	$25,207,504	$5,934,445
Dividend on Series A Preferred Shares	(1,166,667)	(1,423,333)	(1,361,112)
Deemed dividend on Series A Preferred Shares	(2,429,275)	(3,064,409)	(3,143,414)
Undistributed earnings to non-vested participating securities	(2,805,275)	(1,685,830)	(115,265)
Net income attributable to common shareholders, basic	$134,235,776	$19,033,932	$1,314,654
Undistributed earnings to non-vested participating securities	2,805,275	—	—
Undistributed earnings reallocated to non-vested participating securities	(926,641)	—	—
Dividend on Series A Preferred Shares	1,166,667	—	—
Deemed dividend on Series A Preferred Shares	2,429,275	—	—
Net income attributable to common shareholders, diluted	$139,710,352	$19,033,932	$1,314,654
Weighted average number of common shares outstanding, basic	15,443,485	17,399,772	17,886,372
Effect of dilutive shares	33,216,240	—	—
Weighted average number of common shares outstanding, diluted	48,659,725	17,399,772	17,886,372
Earnings/(loss) per common share, basic, continuing operations	$0.31	$(0.04)	$0.06
Earnings/(loss) per common share, diluted, continuing operations	$0.21	$(0.04)	$0.06
Earnings per common share, basic, discontinued operations	$8.38	$1.13	$0.02
Earnings per common share, diluted, discontinued operations	$2.66	$1.13	$0.02
Earnings per common share, basic, total	$8.69	$1.09	$0.08
Earnings per common share, diluted, total	$2.87	$1.09	$0.08